Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and financial risk management [Text Block]

14. Financial instruments and financial risk management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company's primary exposure to credit risk is on its cash held in bank accounts. All of the cash is deposited in bank accounts held with one major bank in Canada. Since all of the Company's cash is held by one bank there is a concentration of credit risk. This risk is managed by using major banks that are high credit quality financial institutions as determined by rating agencies. The Company's secondary exposure to risk is on its other receivables. This risk is minimal as receivables consist primarily of refundable government taxes.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company's normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents as well as marketable securities.

Historically, the Company's sole source of funding has been the issuance of equity securities for cash, primarily through private placements. The Company's access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

The following is an analysis of the contractual maturities of the Company's non-derivative financial liabilities as at December 31, 2019:

	Within one year	Between one and five years	More than five years
Trade payables and accrued liabilities	$383,785	$-	$-
Lease obligation	76,070	217,394	-
	$459,855	$217,394	$-

Foreign exchange risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company has exposure to foreign exchange risk with respect to its cash balances.  As at December 31, 2019, the Company had cash held in US dollars of US$62,497.

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company does not have any significant interest rate risk.

Other Price Risk

Other price risk is the risk that the fair value of a financial instrument changes due to market risks other than foreign exchange risk or interest rate risk.  The Company was exposed to changes in the fair value of the Cobalt 27 common shares however as at December 31, 2019 the Company had sold all of the shares.

Classification of financial instruments

Financial assets included in the statement of financial position are as follows:

	December 31, 2019 $	December 31, 2018 $
Amortized cost:
Interest receivable	860	543
Reclamation deposits	232,000	232,000
Fair value through profit or loss:
Cash and cash equivalents	1,640,642	405,849
Marketable securities	-	2,683,560
	1,873,502	3,321,952

Financial liabilities included in the statement of financial position are as follows:

	December 31, 2019 $	December 31, 2018 $
Amortized cost:
Trade payables and accrued liabilities	383,785	312,981
Lease obligation	293,464	-
	677,249	312,981

Fair value

The fair value of the Company's financial assets and liabilities approximates the carrying amount. Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

  Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;
  Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
  Level 3 - Inputs that are not based on observable market data.

The following is an analysis of the Company's financial assets measured at fair value as at December 31, 2019 and 2018:

	As at December 31, 2019
	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,640,642	$-	$-

Total	$1,640,642	$-	$-

	As at December 31, 2018
	Level 1	Level 2	Level 3
Cash and cash equivalents	$405,849	$-	$-
Marketable securities	2,683,560	-	-

Total	$3,089,409	$-	$-